UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-41565

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive

Hendersonville, NC 28791

(Address of principal executive offices)

 (Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive

Hendersonville, NC 28791

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Boyle Marathon Fund

AMERICAN EXPRESS CO.

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/28/2006	Meeting Date: 4/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Stock Options	Against	Stockholder	Against	With
4	Majority Voting	Against	Stockholder	Against	With
5	Employment policies	Against	Stockholder	Against	With
6	Reimbursement of expenses for certain nominees	Against	Stockholder	Against	With
1	Recommend Directors	For	Issuer	For	With
2	Select PriceWaterhouse as independent auditors	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874107
Record Date: 3/24/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Approve stock incentive plan	For	Issuer	For	With

AMERIPRISE FINANCIAL, INC.

Ticker Symbol:AMP	Cusip Number:03076C106
Record Date: 2/28/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

AMERITRADE HOLDING CORP.

Ticker Symbol:AMTD	Cusip Number:03074K100
Record Date: 11/16/2005	Meeting Date: 1/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Approve issuance of shares in accord with sale and purchase agreement	For	Issuer	For	With
02	approve amendment of certificate of incorporation	For	Issuer	For	With
03	approve amendment to long-term incentive plan	For	Issuer	For	With
04	approve amendment of directors' incentive plan	For	Issuer	For	With
05	to adjourn meeting to a later date to permit solicitation of additional proxies	For	Issuer	For	With

AMGEN, INC.

Ticker Symbol:AMGN	Cusip Number:031162100
Record Date: 3/13/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3A	Stock retention Guidelines	Against	Stockholder	Against	With
3B	Executive compensation	Against	Stockholder	Against	With
3C	Shareholder Rights Plans	Against	Stockholder	Against	With
3D	Animal Welfare Policy	Against	Stockholder	Against	With
3E	Majority elections	Against	Stockholder	Against	With
3F	Corporate poltical contributions	For	Stockholder	For	With

ARTHROCARE CORP.

Ticker Symbol:ARTC	Cusip Number:043136100
Record Date: 6/6/2005	Meeting Date: 7/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Election of recommended directors	For	Issuer	For	With
02	Appprove issuance of common stock to former holders of Opus Medical, Inc.	For	Issuer	For	With
03	Ratify appointment of Price Waterhouse as independent auditors for FY 2005	For	Issuer	For	With

ARTHROCARE CORP.

Ticker Symbol:ARTC	Cusip Number:043136100
Record Date: 4/3/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Approve amendment to 2003 Employee Stock Incentive Plan	For	Issuer	For	With
3A	Ratify selection of independent accountants	For	Issuer	For	With

BIOMED REALTY TRUST, INC.

Ticker Symbol:BMR	Cusip Number:09063H107
Record Date: 3/31/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

CATERPILLAR, INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/17/2006	Meeting Date: 6/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommend Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	approve amendment to certificate of incorporation	For	Issuer	For	With
4	approve long-termincentive plan	For	Issuer	For	With
5	approve short-term incentive plan	For	Issuer	For	With
6	Declassify Board	Against	Stockholder	Against	With
7	Separate CEO and Chair	Against	Stockholder	Against	With
8	Majority Vote Standard	Against	Stockholder	Against	With

CHESAPEAKE ENERGY CORP.

Ticker Symbol:CHK	Cusip Number:165167107
Record Date: 4/17/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	approve amendment of certificate of incorporation	For	Issuer	For	With
3	approve amendment to long-term incentive plan	For	Issuer	For	With

CHICO'S FAS, INC.

Ticker Symbol:CHS	Cusip Number:168615102
Record Date: 4/24/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

CIGNA CORP.

Ticker Symbol:CI	Cusip Number:125509109
Record Date: 2/28/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

CONOCOPHILLIPS, INC.

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/10/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Drilling in sensitive areas	Against	Stockholder	Against	With
4	Director election vote standard	Against	Stockholder	Against	With
5	Retirement benefits for senior executives	Against	Stockholder	Against	With
6	Environmental accountability	Against	Stockholder	Against	With
7	Compensation for non employee directors	Against	Stockholder	Against	With

DENTSPLY INTERNATIONAL, INC.

Ticker Symbol:XRAY	Cusip Number:249030107
Record Date: 3/24/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

DIAMOND OFFSHORE DRILLING, INC.

Ticker Symbol:DO	Cusip Number:25271C102
Record Date: 3/27/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

DUKE ENERGY CORP.

Ticker Symbol:DUK	Cusip Number:264399106
Record Date: 1/17/2006	Meeting Date: 3/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Approve the agreement and plan of merger and the mergers	For	Issuer	For	With

E*TRADE FINANCIAL CORP.

Ticker Symbol:ET	Cusip Number:269246104
Record Date: 4/3/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

EBAY, INC.

Ticker Symbol:EBAY	Cusip Number:278642103
Record Date: 4/17/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Approve amendment to 2001 Equity Incentive Plan	For	Issuer	For	With
3	Ratify selection of independent auditors	For	Issuer	For	With

EMCOR GROUP, INC.

Ticker Symbol:EME	Cusip Number:29084Q100
Record Date: 4/19/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Amendment of 2005 Management Stock Incentive PLan	For	Issuer	For	With
3	Ratify selection of independent auditors	For	Issuer	For	With

EQUITY OFFICE PROPERTIES, INC.

Ticker Symbol:EOP	Cusip Number:294741103
Record Date: 3/31/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

EQUITY RESIDENTAL

Ticker Symbol:EQR	Cusip Number:29476L107
Record Date: 3/31/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

FEDERAL REALTY INVESTMENT TRUST

Ticker Symbol:FRT	Cusip Number:313747206
Record Date: 3/14/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

FREEPORT-MCMORAN COPPER & GOLD, INC

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 3/7/2006	Meeting Date: 5/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Approve 2006 stock incentive plan	For	Issuer	For	With
4	Review support for Government security personnel	Against	Stockholder	Against	With

FREIGHTCAR AMERICA, INC.

Ticker Symbol:RAIL	Cusip Number:357023100
Record Date: 3/31/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	approve amendment to certificate of incorporation	For	Issuer	For	With

FRONTLINE, LTD.

Ticker Symbol:FRO	Cusip Number:G3682E127
Record Date: 10/24/2005	Meeting Date: 11/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	re-elect director	For	Issuer	For	With
02	re-elect director	For	Issuer	For	With
03	re-elect director	For	Issuer	For	With
04	elect director previously appointed	For	Issuer	For	With
05	Appoint auditors and authorize Board to determine compensation	For	Issuer	For	With
06	to transact other business	For	Issuer	For	With

GENENTECH, INC.

Ticker Symbol:DNA	Cusip Number:368710406
Record Date: 2/22/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Recommended Directors	For	Issuer	For	With
02	Approve amendment to 1991 Employee Stock Plan	For	Issuer	For	With
03	Ratify selection of independent accountants	For	Issuer	For	With

GLOBAL SANTA FE CORP.

Ticker Symbol:GSF	Cusip Number:G3930E101
Record Date: 3/24/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2A	Amend Articles of Association to permit preference shares	For	Issuer	For	With
2B	Increase flexibility to repurchase shares	For	Issuer	For	With
2D	Make minor chamges to Articles	For	Issuer	For	With
2E	Incorporate all previous amendments	For	Issuer	For	With
3	Ratify selection of independent accountants	For	Issuer	For	With

GOOGLE, INC.

Ticker Symbol:GOOG	Cusip Number:38259P508
Record Date: 3/17/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Approve 2006 stock incentive plan	For	Issuer	For	With
4	One vote per share	Against	Stockholder	Against	With

K-SWISS, INC.

Ticker Symbol:KSWS	Cusip Number:482686102
Record Date: 3/20/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With

MCDONALD'S CORP.

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 3/27/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Future Severance Agreements	Against	Stockholder	Against	With
4	Labeling of genetically engineered products	Against	Stockholder	Against	With

MOTOROLA, INC.

Ticker Symbol:MOT	Cusip Number:620076109
Record Date: 3/3/2006	Meeting Date: 5/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Adoption of Incentive PLan	For	Issuer	For	With
3	Redeem or vote poison pill	Against	Stockholder	Against	With

PANERA BREAD CO.

Ticker Symbol:PNBR	Cusip Number:69840W108
Record Date: 3/27/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Stock Incentive Plan	For	Issuer	For	With
3	Ratify selection of independent accountants	For	Issuer	For	With

PEABODY ENERGY CORP.

Ticker Symbol:BTU	Cusip Number:704549104
Record Date: 3/15/2006	Meeting Date: 5/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Increase number of shares	For	Issuer	For	With
4	Formation of Special Committee	Against	Stockholder	Against	With
5	Majority Voting	Against	Stockholder	Against	With
6	Board Declassification	Against	Stockholder	Against	With
7	Water use	Against	Stockholder	Against	With

PLUM CREEK TIMBER CO.

Ticker Symbol:PCL	Cusip Number:729251108
Record Date: 3/10/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Increase voting threshold for directors	Against	Stockholder	Against	With

PROCTER & GAMBLE CO.

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/12/2005	Meeting Date: 10/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
001	Recommended Directors	For	Issuer	For	With
002	Ratify appointment of independent auditor	For	Issuer	For	With
003	Eliminate reference to Executiove Committee in Articles and Code	For	Issuer	For	With
004	Approve annual election of directors	For	Issuer	For	With
005	Compliance with aminal testing policy	Against	Stockholder	Against	With
006	Sell the Company	Against	Stockholder	Against	With
007	Political Contributions	Against	Stockholder	Against	With

SIMON PROPERTY GROUP, INC.

Ticker Symbol:SPG	Cusip Number:828806109
Record Date: 3/9/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Approve 2006 stock incentive plan	For	Issuer	For	With
4	Shareholder Proposal	Against	Stockholder	Against	With

ST. JUDE MEDICAL, INC.

Ticker Symbol:STJ	Cusip Number:790849103
Record Date: 3/13/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Approve 2006 stock incentive plan	For	Issuer	For	With

SYMANTEC CORP.

Ticker Symbol:SYMC	Cusip Number:871503108
Record Date: 7/25/2005	Meeting Date: 9/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Vote for recommended directors	For	Issuer	For	With
02	Ratify selection of KPMG as independent auditors for FY 2006	For	Issuer	For	With

TARGET CORP.

Ticker Symbol:TGT	Cusip Number:87612E106
Record Date: 3/20/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	Political contributions	Against	Stockholder	Against	With

TRADESTATION GROUP, INC.

Ticker Symbol:TRAD	Cusip Number:89267P105
Record Date: 4/20/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Incentive Stock PLan	For	Issuer	For	With
3	Ratification of Independent Accountants	For	Issuer	For	With

URBAN OUTFITTERS, INC.

Ticker Symbol:URBN	Cusip Number:917047102
Record Date: 3/29/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 3/29/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommended Directors	For	Issuer	For	With
2	Ratify selection of independent accountants	For	Issuer	For	With
3	approve amendment to directors' stock option plan	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By Michael J. Boyle

* Michael J. Boyle

President and CEO

By Joanne E. Boyle

* Joanne E. Boyle

Chief Financial Officer

Date: August 30, 2006

*Print the name and title of each signing officer under his or her signature.